NET EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Line Items]
Numerator for basic and diluted earnings per share - net income available to Magic shareholders	$ 11,907	$ 16,198	$ 15,520
Weighted average Ordinary shares outstanding:
Denominator for basic net earnings per share	44,347,083	44,247,556	43,287,523
Effect of dilutive securities	168,953	204,510	17,291
Denominator for diluted net earnings per share	44,516,036	44,452,066	43,304,814
Basic earnings per share	$ 0.27	$ 0.37	$ 0.36
Diluted earnings per share	$ 0.27	$ 0.36	$ 0.36